Exhibit 99.8 Schedule 3

Loan #	Client Loan Number	Alt Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	XXXXXX	XXX	DTI	45.56%	45.57%	DTI discrepancy caused by slight variance in qualifying payment used.